Segment information (Details 5) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of assets
Total assets	$ 78,342	$ 84,498	$ 84,755
Reportable segments
Reconciliation of assets
Total assets	59,605	62,826	64,871
All Other operating segments
Reconciliation of assets
Total assets	1,405	1,548	1,550
Cash and Short Term Investments
Reconciliation of assets
Total assets	5,340	6,317	4,597
Intercompany Receivables
Reconciliation of assets
Total assets	0	0	0
Investment in Financial Products
Reconciliation of assets
Total assets	0	0	0
Deferred income taxes
Reconciliation of assets
Total assets	2,415	2,210	1,312
Goodwill and Intangible Assets
Reconciliation of assets
Total assets	3,571	3,492	3,582
Property Plant and Equipment-Net and Other Assets
Reconciliation of assets
Total assets	1,585	1,766	1,769
Operating Lease Methodology Difference
Reconciliation of assets
Total assets	(213)	(213)	(273)
Liabilities Included in Segment Assets
Reconciliation of assets
Total assets	8,017	9,851	10,370
Inventory Methodology Differences
Reconciliation of assets
Total assets	(2,646)	(2,697)	(2,539)
Other
Reconciliation of assets
Total assets	(737)	(602)	(484)
Consolidating Adjustments
Reconciliation of assets
Total assets	(5,845)	(6,375)	(6,626)
Consolidating Adjustments | Reportable segments
Reconciliation of assets
Total assets	0	0	0
Consolidating Adjustments | All Other operating segments
Reconciliation of assets
Total assets	0	0	0
Consolidating Adjustments | Cash and Short Term Investments
Reconciliation of assets
Total assets	0	0	0
Consolidating Adjustments | Intercompany Receivables
Reconciliation of assets
Total assets	(1,087)	(1,185)	(1,219)
Consolidating Adjustments | Investment in Financial Products
Reconciliation of assets
Total assets	(3,888)	(4,488)	(4,798)
Consolidating Adjustments | Deferred income taxes
Reconciliation of assets
Total assets	(793)	(633)	(498)
Consolidating Adjustments | Goodwill and Intangible Assets
Reconciliation of assets
Total assets	0	0	0
Consolidating Adjustments | Property Plant and Equipment-Net and Other Assets
Reconciliation of assets
Total assets	0	0	0
Consolidating Adjustments | Operating Lease Methodology Difference
Reconciliation of assets
Total assets	0	0	0
Consolidating Adjustments | Liabilities Included in Segment Assets
Reconciliation of assets
Total assets	0	0	0
Consolidating Adjustments | Inventory Methodology Differences
Reconciliation of assets
Total assets	0	0	0
Consolidating Adjustments | Other
Reconciliation of assets
Total assets	(77)	(69)	(111)
Machinery, Energy & Transportation | Reportable segments
Reconciliation of assets
Total assets	23,876	25,857	27,931
Machinery, Energy & Transportation | Business
Reconciliation of assets
Total assets	48,551	54,047	54,603
Machinery, Energy & Transportation | Business | Reportable segments
Reconciliation of assets
Total assets	23,876	25,857	27,931
Machinery, Energy & Transportation | Business | All Other operating segments
Reconciliation of assets
Total assets	1,405	1,548	1,550
Machinery, Energy & Transportation | Business | Cash and Short Term Investments
Reconciliation of assets
Total assets	5,340	6,317	4,597
Machinery, Energy & Transportation | Business | Intercompany Receivables
Reconciliation of assets
Total assets	1,087	1,185	1,219
Machinery, Energy & Transportation | Business | Investment in Financial Products
Reconciliation of assets
Total assets	3,888	4,488	4,798
Machinery, Energy & Transportation | Business | Deferred income taxes
Reconciliation of assets
Total assets	3,208	2,843	1,810
Machinery, Energy & Transportation | Business | Goodwill and Intangible Assets
Reconciliation of assets
Total assets	3,571	3,492	3,582
Machinery, Energy & Transportation | Business | Property Plant and Equipment-Net and Other Assets
Reconciliation of assets
Total assets	1,585	1,766	1,769
Machinery, Energy & Transportation | Business | Operating Lease Methodology Difference
Reconciliation of assets
Total assets	(213)	(213)	(273)
Machinery, Energy & Transportation | Business | Liabilities Included in Segment Assets
Reconciliation of assets
Total assets	8,017	9,851	10,370
Machinery, Energy & Transportation | Business | Inventory Methodology Differences
Reconciliation of assets
Total assets	(2,646)	(2,697)	(2,539)
Machinery, Energy & Transportation | Business | Other
Reconciliation of assets
Total assets	(567)	(390)	(211)
Financial Products | Business
Reconciliation of assets
Total assets	35,636	36,826	36,778
Financial Products | Business | Reportable segments
Reconciliation of assets
Total assets	35,729	36,969	36,940
Financial Products | Business | All Other operating segments
Reconciliation of assets
Total assets	0	0	0
Financial Products | Business | Cash and Short Term Investments
Reconciliation of assets
Total assets	0	0	0
Financial Products | Business | Intercompany Receivables
Reconciliation of assets
Total assets	0	0	0
Financial Products | Business | Investment in Financial Products
Reconciliation of assets
Total assets	0	0	0
Financial Products | Business | Deferred income taxes
Reconciliation of assets
Total assets	0	0	0
Financial Products | Business | Goodwill and Intangible Assets
Reconciliation of assets
Total assets	0	0	0
Financial Products | Business | Property Plant and Equipment-Net and Other Assets
Reconciliation of assets
Total assets	0	0	0
Financial Products | Business | Operating Lease Methodology Difference
Reconciliation of assets
Total assets	0	0	0
Financial Products | Business | Liabilities Included in Segment Assets
Reconciliation of assets
Total assets	0	0	0
Financial Products | Business | Inventory Methodology Differences
Reconciliation of assets
Total assets	0	0	0
Financial Products | Business | Other
Reconciliation of assets
Total assets	$ (93)	$ (143)	$ (162)